TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES.
TRADE AND OTHER PAYABLES

25.TRADE AND OTHER PAYABLES

	Group	Group
	2024	2023
	$’000	$’000
Trade payables	1,663	2,336
Accruals and other payables	3,619	7,153
Other taxation and social security	2,902	1,686
Total trade and other creditors	8,184	11,175

The directors consider that the carrying value of trade and other payables is equal to their fair value.

Contingent consideration

In June 2022, the Company issued 8,147,831 Ordinary Shares to settle $5.0 million in contingent consideration. The remaining contingent consideration of $5.0 million was not earned and as a result was reversed into profit or loss.